CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Assets:
Cash and due from banks	¥ 1,566,661	¥ 1,685,835
Interest-bearing deposits in other banks	45,453,937	46,485,086
Call loans and funds sold	420,017	720,461
Receivables under resale agreements	10,274,835	8,080,927
Receivables under securities borrowing transactions	2,709,641	4,408,508
Trading account assets	23,420,966	24,302,543
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥932,302 million at March 31, 2018 and ¥1,168,516 million at September 30, 2018)	20,471,615	23,665,628
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥677,046 million at March 31, 2018 and ¥595,220 million at September 30, 2018)	2,137,011	2,517,551
Equity securities	4,769,603
Other investments	342,754	585,896
Loans (Notes 4 and 5)	84,830,248	83,514,644
Allowance for loan losses	(274,489)	(309,902)
Loans, net of allowance	84,555,759	83,204,742
Premises and equipment-net	2,013,006	2,116,184
Due from customers on acceptances	263,890	212,596
Accrued income	325,466	301,332
Goodwill	95,150	95,184
Intangible assets	79,707	84,447
Deferred tax assets	52,261	57,088
All other assets	5,226,525	5,731,634
Total	204,178,804	204,255,642
Liabilities and equity:
Noninterest-bearing deposits	23,051,185	21,068,569
Interest-bearing deposits	83,680,943	91,206,963
Noninterest-bearing deposits	1,796,296	2,257,350
Interest-bearing deposits	25,250,812	22,351,124
Due to trust accounts	3,965,632	3,992,544
Call money and funds purchased	5,736,054	2,105,294
Payables under repurchase agreements (Note 19)	17,488,422	16,656,930
Payables under securities lending transactions (Note 19)	2,112,335	1,832,870
Other short-term borrowings	1,753,964	1,688,018
Trading account liabilities	9,744,238	13,115,270
Bank acceptances outstanding	263,890	212,596
Income taxes payable	98,597	64,501
Deferred tax liabilities	238,656	306,203
Accrued expenses	237,720	232,885
Long-term debt	13,533,141	12,955,230
All other liabilities	5,395,082	4,705,595
Total	194,346,967	194,751,942
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 48,000,000,000 shares at March 31, 2018 and September 30, 2018, and issued 25,389,644,945 shares at March 31, 2018, and 25,392,498,945 shares at September 30, 2018	5,828,762	5,826,383
Retained earnings	3,033,546	1,306,141
Accumulated other comprehensive income, net of tax (Note 8)	187,915	1,741,894
Less: Treasury stock, at cost-Common stock 24,829,446 shares at March 31, 2018, and 34,314,755 shares at September 30, 2018	(7,889)	(5,997)
Total MHFG shareholders' equity	9,042,334	8,868,421
Noncontrolling interests	789,503	635,279
Total equity	9,831,837	9,503,700
Total liabilities and equity	204,178,804	204,255,642
Consolidated VIEs
Assets:
Cash and due from banks	11,584	31,435
Interest-bearing deposits in other banks	38,202	95,048
Trading account assets	2,767,980	2,558,186
Investments (Note 3):
Investments	52,333	48,565
Loans, net of allowance	2,190,319	2,323,081
All other assets	901,682	811,453
Total	5,962,100	5,867,768
Liabilities and equity:
Other short-term borrowings	33,461	31,392
Trading account liabilities	1,919	22
Long-term debt	367,801	419,649
All other liabilities	1,436,709	1,305,640
Total	¥ 1,839,890	¥ 1,756,703